Unaudited Condensed Statements of Changes in Shareholders’ Deficit - USD ($)	Previously Reported Nukkleus Inc.	Previously Reported Common Stock	Previously Reported Accumulated Deficit	Previously Reported	Nukkleus Inc. Preferred Stock	Nukkleus Inc. Common Stock	Nukkleus Inc. Additional Paid-in Capital	Nukkleus Inc. Accumulated Deficit	Nukkleus Inc. Accumulated Other Comprehensive Income	Nukkleus Inc.	Common Stock	Accumulated Deficit	Total
Balance at Sep. 30, 2020						$ 23,049	$ 141,057	$ (1,558,313)		$ (1,394,207)
Balance (in Shares) at Sep. 30, 2020						230,485,100
Common stock issued in connection with acquisition						$ 10,010	11,142,359			11,152,369
Common stock issued in connection with acquisition (in Shares)						100,100,000
Common stock issued for redeemable preferred stock conversion and related dividend						$ 144	287,710			287,854
Common stock issued for redeemable preferred stock conversion and related dividend (in Shares)						1,439,271
Stock-based compensation							42,082			42,082
Net loss								(936,846)		(936,846)
Foreign currency translation adjustment									8,440	8,440
Balance at Sep. 30, 2021	$ 12,021,323					$ 33,203	11,613,208	(2,495,159)	8,440	9,159,692
Balance (in Shares) at Sep. 30, 2021						332,024,371
Balance at Dec. 31, 2020											$ 3,880,288	$ (3,725,480)	$ 154,808
Balance (in Shares) at Dec. 31, 2020											1,511,000
Net loss												(599,127)	(599,127)
Reclassification of temporary equity												(1,380,000)	(1,380,000)
Change in value of ordinary shares subject to redemption												(7,687)	(7,687)
Balance at Dec. 31, 2021		$ 3,880,288	$ (4,332,294)	$ (452,006)		$ 35,203	18,591,954	(4,439,998)	6,213	14,193,372	$ 3,880,288	(5,712,294)	(1,832,006)
Balance (in Shares) at Dec. 31, 2021		1,511,000				352,024,371					1,511,000
Balance at Sep. 30, 2021	12,021,323					$ 33,203	11,613,208	(2,495,159)	8,440	9,159,692
Balance (in Shares) at Sep. 30, 2021						332,024,371
Common stock issued in connection with cost method investment						$ 2,000	6,600,000			6,602,000
Common stock issued in connection with cost method investment (in Shares)						20,000,000
Stock-based compensation							378,746			378,746
Net loss								(1,944,839)		(1,944,839)
Foreign currency translation adjustment									(2,227)	(2,227)
Balance at Dec. 31, 2021		$ 3,880,288	(4,332,294)	(452,006)		$ 35,203	18,591,954	(4,439,998)	6,213	14,193,372	$ 3,880,288	(5,712,294)	(1,832,006)
Balance (in Shares) at Dec. 31, 2021		1,511,000				352,024,371					1,511,000
Balance at Sep. 30, 2021	12,021,323					$ 33,203	11,613,208	(2,495,159)	8,440	9,159,692
Balance (in Shares) at Sep. 30, 2021						332,024,371
Net loss										(3,871,453)
Balance at Mar. 31, 2022		$ 3,880,288	(4,796,524)	(916,236)		$ 36,718	24,127,298	(6,366,612)	19,427	17,816,831
Balance (in Shares) at Mar. 31, 2022		1,511,000				367,175,886
Balance at Sep. 30, 2021	$ 12,021,323					$ 33,203	11,613,208	(2,495,159)	8,440	9,159,692
Balance (in Shares) at Sep. 30, 2021						332,024,371
Common stock issued in connection with cost method investment						$ 2,000	6,600,000			6,602,000
Common stock issued in connection with cost method investment (in Shares)						20,000,000
Common stock issued in connection with equity method investment						$ 1,515	4,998,485			5,000,000
Common stock issued in connection with equity method investment (in Shares)						15,151,515
Stock options issued for the purchase of an intangible asset							11,237			11,237
Stock-based compensation							1,913,529			1,913,529
Net loss								(11,845,657)		(11,845,657)
Foreign currency translation adjustment									49,779	49,779
Balance at Sep. 30, 2022						$ 36,718	25,136,459	(14,340,816)	58,219	10,890,580
Balance (in Shares) at Sep. 30, 2022						367,175,886
Balance at Dec. 31, 2021		$ 3,880,288	(4,332,294)	(452,006)		$ 35,203	18,591,954	(4,439,998)	6,213	14,193,372	$ 3,880,288	(5,712,294)	(1,832,006)
Balance (in Shares) at Dec. 31, 2021		1,511,000				352,024,371					1,511,000
Common stock issued in connection with equity method investment						$ 1,515	4,998,485			5,000,000
Common stock issued in connection with equity method investment (in Shares)						15,151,515
Stock options issued for the purchase of an intangible asset							11,237			11,237
Stock-based compensation							525,622			525,622
Net loss			(460,282)	(460,282)				(1,926,614)		(1,926,614)			(460,282)
Change in value of ordinary shares subject to redemption			(3,948)	(3,948)
Foreign currency translation adjustment									13,214	13,214
Balance at Mar. 31, 2022		$ 3,880,288	(4,796,524)	(916,236)		$ 36,718	24,127,298	(6,366,612)	19,427	17,816,831
Balance (in Shares) at Mar. 31, 2022		1,511,000				367,175,886
Balance at Dec. 31, 2021		$ 3,880,288	(4,332,294)	(452,006)		$ 35,203	18,591,954	(4,439,998)	6,213	14,193,372	$ 3,880,288	(5,712,294)	(1,832,006)
Balance (in Shares) at Dec. 31, 2021		1,511,000				352,024,371					1,511,000
Net loss												(967,614)	(967,614)
Reclassification of temporary equity												(1,055,394)	(1,055,394)
Change in value of ordinary shares subject to redemption												(64,950)	(64,950)
Balance at Dec. 31, 2022		$ 3,880,288	(7,800,252)	(3,919,964)		$ 36,718	25,283,335	(15,474,738)	30,236	9,875,551	$ 3,880,288	(7,800,252)	(3,919,964)
Balance (in Shares) at Dec. 31, 2022		1,511,000				367,175,886					1,511,000
Balance at Sep. 30, 2022						$ 36,718	25,136,459	(14,340,816)	58,219	10,890,580
Balance (in Shares) at Sep. 30, 2022						367,175,886
Stock-based compensation							146,876			146,876
Net loss								(1,133,922)		(1,133,922)
Foreign currency translation adjustment									(27,983)	(27,983)
Balance at Dec. 31, 2022		$ 3,880,288	(7,800,252)	(3,919,964)		$ 36,718	25,283,335	(15,474,738)	30,236	9,875,551	$ 3,880,288	(7,800,252)	(3,919,964)
Balance (in Shares) at Dec. 31, 2022		1,511,000				367,175,886					1,511,000
Balance at Sep. 30, 2022						$ 36,718	25,136,459	(14,340,816)	58,219	10,890,580
Balance (in Shares) at Sep. 30, 2022						367,175,886
Net loss										(1,939,571)
Balance at Mar. 31, 2023		$ 3,880,288	(7,965,908)	(4,085,620)		$ 36,718	25,358,002	(16,280,387)	27,515	9,141,848			(4,085,620)
Balance (in Shares) at Mar. 31, 2023		1,511,000				367,175,886
Balance at Dec. 31, 2022		$ 3,880,288	(7,800,252)	(3,919,964)		$ 36,718	25,283,335	(15,474,738)	30,236	9,875,551	$ 3,880,288	$ (7,800,252)	(3,919,964)
Balance (in Shares) at Dec. 31, 2022		1,511,000				367,175,886					1,511,000
Stock-based compensation							74,667			74,667
Net loss			(79,306)	(79,306)				(805,649)		(805,649)			(79,306)
Reclassification of temporary equity			(86,350)	(86,350)
Foreign currency translation adjustment									(2,721)	(2,721)
Balance at Mar. 31, 2023		$ 3,880,288	$ (7,965,908)	$ (4,085,620)		$ 36,718	$ 25,358,002	$ (16,280,387)	$ 27,515	$ 9,141,848			$ (4,085,620)
Balance (in Shares) at Mar. 31, 2023		1,511,000				367,175,886